Nuance Concentrated Value Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Consumer Staples - 24.8%
Cal-Maine Foods, Inc.	72,639	$4,025,653
Clorox Co.	31,656	4,598,034
Diageo PLC - ADR	28,177	4,066,786
Henkel AG & Co. KGaA - ADR	1,043,606	17,856,099
Kimberly-Clark Corp.	101,529	12,281,963
McCormick & Co., Inc.	15,697	1,069,908
Mission Produce, Inc.(a)	352,225	3,518,728
Pernod Ricard SA - ADR	32,498	1,070,809
Target Corp.	11,260	1,566,041
		50,054,021

Financials - 12.3%
Independent Bank Corp.	51,576	2,892,898
Northern Trust Corp.	119,750	9,536,890
Reinsurance Group of America, Inc.	41,782	7,265,472
TowneBank	104,196	2,928,950
Travelers Companies, Inc.	9,973	2,107,893
		24,732,103

Health Care - 24.0%
Dentsply Sirona, Inc.	523,959	18,207,575
Envista Holdings Corp.(a)	124,889	2,934,892
Henry Schein, Inc.(a)	68,625	5,135,895
Illumina, Inc.(a)	29,252	4,183,329
Qiagen NV	133,619	5,833,825
Quest Diagnostics, Inc.	31,594	4,057,617
Thermo Fisher Scientific, Inc.	6,492	3,499,058
Waters Corp.(a)	14,416	4,580,107
		48,432,298

Industrials - 19.7%
3M Co.	230,395	21,737,768
Knorr-Bremse AG - ADR	327,759	5,054,044
Lindsay Corp.	11,489	1,494,834
Mueller Water Products, Inc. - Class A	466,021	6,389,147
Northrop Grumman Corp.	2,318	1,035,590
Werner Enterprises, Inc.	100,685	3,982,092
		39,693,475

Real Estate - 6.2%
Equity Commonwealth	188,963	3,611,083
Healthcare Realty Trust, Inc.	426,918	6,877,649
Healthpeak Properties, Inc.	102,328	1,893,068
		12,381,800

Utilities - 10.9%
California Water Service Group	68,230	3,088,772
Pennon Group PLC - ADR	456,994	8,129,923
United Utilities Group PLC - ADR	398,394	10,756,638
		21,975,333
TOTAL COMMON STOCKS (Cost $193,470,578)		197,269,030

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%	Shares
First American Government Obligations Fund - Class X, 5.25% (b)	3,424,324	3,424,324
TOTAL SHORT-TERM INVESTMENTS (Cost $3,424,324)		3,424,324

TOTAL INVESTMENTS - 99.6% (Cost $196,894,902)		$200,693,354
Other Assets in Excess of Liabilities - 0.4%		799,951
TOTAL NET ASSETS - 100.0%		$201,493,305

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Nuance Concentrated Value Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$197,269,030	$–	$–	$197,269,030
Money Market Funds	3,424,324	–	–	3,424,324
Total Investments	$200,693,354	$–	$–	$200,693,354

Refer to the Schedule of Investments for industry classifications.